1933 Act/Rule 497(j)



                                 August 30, 2001



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix-Oakhurst Income & Growth Fund
         Registration No. 33-6930


To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the registration statement for such registrant, filed electronically on August 24, 2001.

                                Very truly yours,

                                /s/ Nancy J. Engberg

                                Nancy J. Engberg
                                Phoenix Investment Partners, Ltd.